Suite 2800 1100 Peachtree St. Atlanta GA 30309-4530 t 404 815 6500 f 404 815 6555 www.KilpatrickStockton.com

October 12, 2005

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC  20549

Re:                               Certegy Inc. Preliminary Proxy Statement

File No. 001-16427

Dear Sir or Madam:

At the request and on behalf of our client, Certegy Inc. (“Certegy”), enclosed for filing is Certegy’s Preliminary Proxy Statement for its upcoming special meeting of shareholders.  At the special meeting, Certegy’s shareholders are being asked:

1.               To approve the merger agreement dated September 14, 2005, by and among Certegy, its wholly-owned subsidiary, C Co Merger Sub, LLC, and Fidelity National Information Services, Inc. (“FIS”), a privately-held, majority-owned subsidiary of Fidelity National Financial, Inc., including the merger of FIS with and into C Co Merger Sub, LLC, and the issuance of shares of Certegy common stock to the stockholders of FIS as a result of the merger;

2.               To approve an amendment to Certegy’s Amended and Restated Articles of Incorporation to increase the number of authorized shares of capital stock from 400,000,000 shares to 800,000,000 shares, consisting of 600,000,000 shares of common stock and 200,000,000 shares of preferred stock, and to change the name of Certegy to “Fidelity National Information Services, Inc.”; and

3.               To approve the Amended and Restated Certegy Inc. Stock Incentive Plan, which will, among other things, increase the total number of shares of common stock available for issuance under the current stock incentive plan by an additional 6,000,000 shares, and increase the limits on the number of options, restricted shares, and other awards that may be granted to any individual in any calendar year.

With respect to proposal no. 3 regarding approval of the Certegy Inc. Amended and Restated Stock Incentive Plan, Certegy hereby informs the Commission supplementally that it intends to register the additional securities authorized for issuance under the plan on a Registration Statement on Form S-8 as soon as practicable following approval of the plan by Certegy’s shareholders at the special meeting.  This plan appears as Appendix G to the proxy statement.

Please contact the undersigned at (404) 815-6175, or Dan Falstad, also of this firm, at (404) 815-6565, when a reviewer has been assigned to this filing, or when a decision not to review is reached.  The undersigned’s direct fax number is (404) 541-3276 and Mr. Falstad’s direct fax number is (404) 541-3196.  Any questions may also be directed to the undersigned or Mr. Falstad.

Thank you.

Yours sincerely,

KILPATRICK STOCKTON LLP

By:	/s/ Larry D. Ledbetter
Larry D. Ledbetter, A Partner